Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.01 par value per share
Amount Registered | shares	2,425,000
Proposed Maximum Offering Price per Unit	2.69
Maximum Aggregate Offering Price	$ 6,523,250.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 998.71
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminable number of additional Ordinary Shares that may become issuable pursuant to terms of the Trinseo PLC Amended and Restated 2014 Omnibus Incentive Plan designed to prevent dilution resulting from stock splits, stock dividends or similar events. (2) Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(c) and (h) upon the basis of the average of the high and low prices ($2.74 and $2.63) of an Ordinary Share as reported by the New York Stock Exchange composite transactions on July 31, 2025.